UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Park West Asset Management LLC
Address: 900 Larkspur Landing Circle, Suite 165
         Larkspur, California 94939

Form 13F File Number: 028-12265

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James J. Watson
Title: Chief Financial Officer
Phone: (415) 354-0677

Signature, Place, and Date of Signing:

  /s/ James J. Watson       Larkspur, California         February 14, 2011
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   55

FORM 13F INFORMATION TABLE VALUE TOTAL:   $409,796,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         PARK WEST ASSET MANAGEMENT LLC
                            FORM 13F HOLDINGS REPORT
                               December 31, 2010

                                   TITLE                        VALUE     SHARES/  SH/ PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS            CUSIP    (x$1000)   PRN AMT  PRN CALL  DISCRETION MANAGER  SOLE   SHARED  NONE
ACCELRYS INC                      COM               00430U103   27,685  3,335,522  SH           SOLE            3,335,522
AFFORDABLE RESIDENTIAL COMNTY     NOTE 7.500% 8/1   00828UAB9   10,804 10,015,000  PRN          SOLE           10,015,000
ALLIANCE ONE INTL INC             COM               018772103      977    230,402  SH           SOLE              230,402
ALTISOURCE PORTFOLIO SOLNS S      REG SHS           L0175J104    2,325     80,979  SH           SOLE               80,979
AMERICAN DENTAL PARTNERS          COM               025353103    5,243    388,114  SH           SOLE              388,114
APPLE INC                         COM               037833100    2,354      7,297  SH           SOLE                7,297
ASSET ACCEPTANCE CAPITAL CORP CMN COM               04543P100    2,349    396,179  SH           SOLE              396,179
ASTA FDG INC                      COM               046220109    1,210    149,368  SH           SOLE              149,368
CAI INTERNATIONAL INC             COM               12477X106   12,286    626,814  SH           SOLE              626,814
CELERA CORP                       COM               15100E106   16,629  2,639,530  SH           SOLE            2,639,530
CHEMTURA CORP                     COM NEW           163893209    1,624    101,607  SH           SOLE              101,607
CHINACAST EDU CORP                COM               16946T109    3,980    512,908  SH           SOLE              512,908
CLARUS CORP                       COM               182707109      924    116,862  SH           SOLE              116,862
CLEARWATER PAPER CORP             COM               18538R103    2,619     33,448  SH           SOLE               33,448
COINSTAR INC                      COM               19259P300   17,462    309,396  SH           SOLE              309,396
COGENT COMM GROUP INC             NOTE 1% 6/1       19239VAB0   20,169 23,869,000  PRN          SOLE           23,869,000
CRAY INC                          COM NEW           225223304    2,773    386,799  SH           SOLE              386,799
CYBERDEFENDER CORP                COM               23248L107       61     20,000  SH           SOLE               20,000
DAQO NEW ENERGY CORP              SPONSORED ADR     23703Q104    1,003     98,700  SH           SOLE               98,700
DOLLAR FINL CORP                  NOTE 3.000% 4/0   256664AC7    7,730  6,565,000  PRN          SOLE            6,565,000
DOLLAR FINL CORP                  COM               256664103    3,075    107,388  SH           SOLE              107,388
EZCORP INC                        CL A NON VTG      302301106   16,664    614,245  SH           SOLE              614,245
FEIHE INTL INC                    COM               31429Y103      773     72,678  SH           SOLE               72,678
GENTEX CORP                       COM               371901109   11,292    382,000  SH           SOLE              382,000
GLOBALSTAR INC                    NOTE 5.7 % 4/0    378973AA9    2,163  2,500,000  PRN          SOLE            2,500,000
GLOBE SPECIALTY METALS INC        COM               37954N206    8,271    483,990  SH           SOLE              483,990
HURON CONSULTING GROUP INC        COM               447462102   13,977    528,416  SH           SOLE              528,416
INTUIT                            COM NEW           461202103    3,451     70,000  SH           SOLE               70,000
ALERE INC                         PERP PFD CONV SE  01449J204   14,772     59,221  SH           SOLE               59,221
JAMBA INC                         COM               47023A101      681    300,000  SH           SOLE              300,000
JARDEN CORP                       COM               471109108    7,902    255,989  SH           SOLE              255,989
JOS A BANK CLOTHIERS INC          COM               480838101    5,105    126,600  SH           SOLE              126,600
MACQUARIE INFRASTR CO LLC         MEMBERSHIP INT    55608B105   16,019    756,688  SH           SOLE              756,688
MAGMA DESIGN AUTOMATION           COM               559181102    1,002    200,000  SH           SOLE              200,000
MAIDEN HOLDINGS LTD               COM               G5753U112   14,811  1,884,292  SH           SOLE            1,884,292
MASTERCARD INC                    CL A              57636Q104    7,508     33,500  SH           SOLE               33,500
MEDCATH CORP                      COM               58404W109    5,460    391,417  SH           SOLE              391,417
MI DEVELOPMENTS INC               COM               55304X104    1,897     70,000  SH           SOLE               70,000
NORDION INC                       COM               65563C105   44,115  3,873,108  SH           SOLE            3,873,108
PAIN THERAPEUTICS INC             COM               69562K100    9,624  1,425,759  SH           SOLE            1,425,759
PROVIDENCE SVC CORP               NOTE 6.500% 5/1   743815AB8    3,000  3,000,000  PRN          SOLE            3,000,000
QUINSTREET INC                    COM               74874Q100   10,719    557,989  SH           SOLE              557,989
RARE ELEMENT RES LTD              COM               75381M102      803     50,000  SH           SOLE               50,000
REACHLOCAL INC                    COM               75525F104      698     35,073  SH           SOLE               35,073
SEACUBE CONTAINER LEASING LT      COM               G79978105    5,905    420,000  SH           SOLE              420,000
SHUTTERFLY INC                    COM               82568P304    2,564     73,500  SH           SOLE               73,500
SPS COMM INC                      COM               78463M107    4,416    279,500  SH           SOLE              279,500
SUN HEALTHCARE GROUP INC NEW      COM               86677E100    4,329    341,932  SH           SOLE              341,932
TERRA NOVA RTY CORP               COM               88102D103    9,014  1,154,219  SH           SOLE            1,154,219
TOMOTHERAPY INC                   COM               890088107    3,125    865,520  SH           SOLE              865,520
TREX INC                          NOTE 6.000% 7/0   89531PAA3    8,106  6,459,000  PRN          SOLE            6,459,000
WET SEAL INC                      CL A              961840105    3,293    890,100  SH           SOLE              890,100
WILLIS GROUP HOLDINGS PUBLIC      SHS               G96666105    3,809    110,000  SH           SOLE              110,000
XERIUM TECHNOLOGIES INC           COM NEW           98416J118   11,834    741,938  SH           SOLE              741,938
XEROX CORP                        COM               984121103    9,412    817,000  SH           SOLE              817,000